Property, plant and equipment - Reconciliations of Written Down Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	$ 241,102	$ 247,562
Additions	255,365	254,669
Deconsolidation of subsidiaries		(90,054)
Disposals	(46)	(39,052)
Exchange differences	(4,541)	(9,779)
Impairment of assets		(91,608)
Reversal of impairment	108
Assets written off	(202)
Transfers in/(out)	0	0
Depreciation expense (note 6)	(50,415)	(30,636)	$ (7,682)
Property, plant and equipment, ending balance	441,371	241,102	247,562
Land
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	1,803	1,836
Additions	1,817	0
Deconsolidation of subsidiaries		0
Disposals	0	(6)
Exchange differences	(19)	(27)
Impairment of assets		0
Reversal of impairment	0
Assets written off	0
Transfers in/(out)	0	0
Depreciation expense (note 6)	0	0
Property, plant and equipment, ending balance	3,601	1,803	1,836
Buildings
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	148,058	13,082
Additions	3,288	22,467
Deconsolidation of subsidiaries		0
Disposals	0	0
Exchange differences	(2,706)	2,852
Impairment of assets		0
Reversal of impairment	0
Assets written off	0
Transfers in/(out)	62,042	113,967
Depreciation expense (note 6)	(8,377)	(4,310)
Property, plant and equipment, ending balance	202,305	148,058	13,082
Plant and Equipment
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	3,433	3,200
Additions	876	673
Deconsolidation of subsidiaries		0
Disposals	(35)	0
Exchange differences	(104)	(93)
Impairment of assets		0
Reversal of impairment	0
Assets written off	0
Transfers in/(out)	0	0
Depreciation expense (note 6)	(456)	(347)
Property, plant and equipment, ending balance	3,714	3,433	3,200
Mining Hardware
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	73,381	163,147
Additions	65,291	163,663
Deconsolidation of subsidiaries		(90,054)
Disposals	(6)	(39,046)
Exchange differences	(1,595)	(7,826)
Impairment of assets		(90,524)
Reversal of impairment	0
Assets written off	0
Transfers in/(out)	0	0
Depreciation expense (note 6)	(39,802)	(25,979)
Property, plant and equipment, ending balance	97,269	73,381	163,147
HPC Hardware
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	0	0
Additions	33,685	0
Deconsolidation of subsidiaries		0
Disposals	0	0
Exchange differences	(369)	0
Impairment of assets		0
Reversal of impairment	0
Assets written off	0
Transfers in/(out)		0
Depreciation expense (note 6)	(1,780)	0
Property, plant and equipment, ending balance	31,536	0	0
Development Assets
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	14,427	66,297
Additions	150,408	67,866
Deconsolidation of subsidiaries		0
Disposals	(5)	0
Exchange differences	252	(4,685)
Impairment of assets		(1,084)
Reversal of impairment	108
Assets written off	(202)
Transfers in/(out)	(62,042)	(113,967)
Depreciation expense (note 6)	0	0
Property, plant and equipment, ending balance	$ 102,946	$ 14,427	$ 66,297